PROPERTY, PLANT AND EQUIPMENT (PP&E) - ADDITIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 123,940	$ 152,195	$ 165,270	$ 191,678
Additions other than through business combinations, property, plant and equipment	8,815	$ 950	$ 13,824
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	$ 5,600